Derivative Instruments (Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Not Designated as Hedging Instrument [Member] | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 334,204	$ 179,958
Fair Value	10,811	10,253
Not Designated as Hedging Instrument [Member] | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	342,204	179,958
Fair Value	10,872	10,253
Designated as Hedging Instrument [Member] | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,475	5,475
Fair Value	$ 61	$ 24